Consolidated Statements of Shareholders' Equity / Members' Deficit - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Common Units
Beginning balance (in shares) at Mar. 31, 2016									100,000
Beginning balance at Mar. 31, 2016	$ (252,213)					$ (164,550)	$ (69,826)	$ (17,837)	$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Foreign currency translation, net of tax	719							719
Transfers to related parties	(13,521)					(13,521)
Equity repurchases	(287)					(287)
Net income (loss)	796						796
Ending balance (in shares) at Mar. 31, 2017									100,000
Ending balance at Mar. 31, 2017	(264,506)					(178,358)	(69,030)	(17,118)	$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Foreign currency translation, net of tax	(8,680)							(8,680)
Transfers to related parties	(3,920)					(3,920)
Equity repurchases	(806)					(806)
Net income (loss)	$ 9,222						9,222
Ending balance (in shares) at Mar. 31, 2018	100								100,000
Ending balance at Mar. 31, 2018	$ (268,690)					(183,084)	(59,808)	(25,798)	$ 0
Ending balance (in shares) at Mar. 31, 2018		0
Ending balance at Mar. 31, 2018	(268,690)	$ 0	$ (183,084)	$ (59,808)	$ (25,798)
Increase (Decrease) in Partners' Capital [Roll Forward]
Foreign currency translation, net of tax	(819)				(819)
Transfers to related parties	41,900		41,900
Equity repurchases	(647)		(647)
Net income (loss)	(63,494)			(63,494)
Ending balance (in shares) at Sep. 30, 2018		0
Ending balance at Sep. 30, 2018	$ (291,750)	$ 0	(141,831)	(123,302)	(26,617)
Beginning balance (in shares) at Mar. 31, 2018	100								100,000
Beginning balance at Mar. 31, 2018	$ (268,690)					(183,084)	(59,808)	(25,798)	$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Foreign currency translation, net of tax	(3,912)							(3,912)
Transfers to related parties	(813)					(813)
Equity repurchases	(649)					(649)
Net income (loss)	$ (116,194)						(116,194)
Ending balance (in shares) at Mar. 31, 2019	100								100,000
Ending balance at Mar. 31, 2019	$ (390,258)					$ (184,546)	$ (176,002)	$ (29,710)	$ 0
Beginning balance (in shares) at Mar. 31, 2018		0
Beginning balance at Mar. 31, 2018	(268,690)	$ 0	(183,084)	(59,808)	(25,798)
Ending balance (in shares) at Mar. 31, 2019		0
Ending balance at Mar. 31, 2019	(390,258)	$ 0	(184,546)	(176,002)	(29,710)
Increase (Decrease) in Partners' Capital [Roll Forward]
Foreign currency translation, net of tax	1,190				1,190
Transfers to related parties	43,289		43,289
Equity repurchases	(536)		(536)
Net income (loss)	(39,938)			(39,938)
Beginning balance (in shares) at Jun. 30, 2018		0
Beginning balance at Jun. 30, 2018	(295,755)	$ 0	(184,584)	(83,364)	(27,807)
Ending balance (in shares) at Sep. 30, 2018		0
Ending balance at Sep. 30, 2018	(291,750)	$ 0	(141,831)	(123,302)	(26,617)
Increase (Decrease) in Partners' Capital [Roll Forward]
Foreign currency translation, net of tax	4,528				4,528
Equity repurchases			(145)
Net income (loss)	(466,489)			(466,489)
Beginning balance (in shares) at Mar. 31, 2019		0
Beginning balance at Mar. 31, 2019	(390,258)	$ 0	(184,546)	(176,002)	(29,710)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reclassification of related party payable upon reorganization			600,622
Issuance of common stock in connection with initial public offering, net of underwriters' discounts and commissions and issuance costs (in shares)		38,873,000
Issuance of common stock in connection with initial public offering, net of underwriters' discounts and commissions and issuance costs	585,297	$ 39	585,258
Effect of reorganization (in shares)		241,547,000
Effect of reorganization	278,248	$ 242	271,383		6,623
Contribution for taxes associated with reorganization	$ 265,000		265,000
Restricted stock units vested (in shares)		89,000
Share-based compensation			9,479
Ending balance (in shares) at Sep. 30, 2019	280,509,056	280,509,000
Ending balance at Sep. 30, 2019	$ 886,282	$ 281	1,547,051	(642,491)	(18,559)
Increase (Decrease) in Partners' Capital [Roll Forward]
Foreign currency translation, net of tax	2,691				2,691
Equity repurchases	(92)		(92)
Net income (loss)	(417,334)			(417,334)
Beginning balance (in shares) at Jun. 30, 2019		0
Beginning balance at Jun. 30, 2019	(437,629)	$ 0	(184,599)	(225,157)	(27,873)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reclassification of related party payable upon reorganization	600,622		600,622
Issuance of common stock in connection with initial public offering, net of underwriters' discounts and commissions and issuance costs (in shares)		38,873,000
Issuance of common stock in connection with initial public offering, net of underwriters' discounts and commissions and issuance costs	585,297	$ 39	585,258
Effect of reorganization (in shares)		241,547,000
Effect of reorganization	278,248	$ 242	271,383		6,623
Contribution for taxes associated with reorganization	265,000		265,000
Restricted stock units vested (in shares)		89,000
Share-based compensation	$ 9,479		9,479
Ending balance (in shares) at Sep. 30, 2019	280,509,056	280,509,000
Ending balance at Sep. 30, 2019	$ 886,282	$ 281	$ 1,547,051	$ (642,491)	$ (18,559)